Offerings - Offering: 1	Nov. 07, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01381%
Offering Note	1.a. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee. 1.b. An indeterminate amount of debt securities is being registered as may from time to time be issued at indeterminate prices.